Income taxes - Reconciliation of accounting profit multiplied by applicable tax rates and average effective tax rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Income (loss) before income taxes	$ 90,358	$ 69,006
Tax calculated at domestic tax rates applicable to profits in the respective countries	23,001	18,466
Non-deductible stock-based compensation	545	676
Non-taxable capital (gains) and losses	(319)	(279)
Adjustments in respect to previous years	(251)	578
Temporary differences not currently utilized and (not benefited previously)	(221)	(68)
Rate differences and other	258	339
Income tax expense reported in the consolidated statements of operations	$ 23,013	$ 19,712
Weighted average statutory tax rate (percent)	25.50%	26.80%